Borrowings - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities
Current	€ 2,966	€ 3,056	€ 3,116
Non-current	7,950	6,127	6,031
Total lease liabilities	10,916	€ 9,183	€ 9,147
Liability from new lease contracts	3,800
1 to 5 years
Lease liabilities
Non-current	7,740
Greater than 5 years
Lease liabilities
Non-current	€ 210